MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2022
Marketable Securities [Abstract]
Schedule of Equity Securities Reconciliation	Our marketable securities consist of equity securities in Eneti Inc, a company engaged in marine based renewable energy. Eneti Inc is listed on the New York Stock Exchange.

(in thousands of $)
Balance at December 31, 2021	1,684
Unrealized loss	(348)
Balance at June 30, 2022	1,336